Derivative financial instruments	12 Months Ended
Dec. 31, 2014
Financial instruments
Financial instruments

Note 5—Derivative financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposures, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). Primarily swap contracts are used to manage the associated price risks of commodities. As of 2014, the Company no longer enters into electricity futures contracts to manage the price risk on its forecasted electricity needs in certain locations.

Interest rate risk

        The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with certain debt and generally such swaps are designated as fair value hedges. In addition, from time to time, the Company uses instruments such as interest rate swaps, interest rate futures, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

Volume of derivative activity

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Foreign exchange and interest rate derivatives

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2014	2013	2012
Foreign exchange contracts	18,564	19,351	19,724
Embedded foreign exchange derivatives	3,013	3,049	3,572
Interest rate contracts	2,242	4,693	3,983

Derivative commodity contracts

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2014	2013	2012
Copper swaps	metric tonnes	46,520	42,866	45,222
Aluminum swaps	metric tonnes	3,846	3,525	5,495
Nickel swaps	metric tonnes	—	18	21
Lead swaps	metric tonnes	6,550	7,100	13,025
Zinc swaps	metric tonnes	200	300	225
Silver swaps	ounces	1,996,845	1,936,581	1,415,322
Electricity futures	megawatt hours	—	279,995	334,445
Crude oil swaps	barrels	128,000	113,000	135,471

Equity derivatives

        At December 31, 2014, 2013 and 2012, the Company held 61 million, 67 million and 67 million cash-settled call options indexed to ABB Ltd shares (conversion ratio 5:1) with a total fair value of $33 million, $56 million and $26 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2014, 2013 and 2012, "Accumulated other comprehensive loss" included net unrealized losses of $21 million and net unrealized gains of $22 million and $37 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2014, net losses of $12 million are expected to be reclassified to earnings in 2015. At December 31, 2014, the longest maturity of a derivative classified as a cash flow hedge was 57 months.

        In 2014, 2013 and 2012, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and recognized in earnings due to ineffectiveness in cash flow hedge relationships were not significant.

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" (OCI) and the Consolidated Income Statements were as follows:

2014
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(42)	Total revenues	(9)	Total revenues	—
		Total cost of sales	8	Total cost of sales	—
Commodity contracts	(7)	Total cost of sales	(3)	Total cost of sales	—
Cash-settled call options	(16)	SG&A expenses(1)	(6)	SG&A expenses(1)	—

Total	(65)		(10)		—

2013
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	22	Total revenues	52	Total revenues	—
		Total cost of sales	(1)	Total cost of sales	—
Commodity contracts	(5)	Total cost of sales	(5)	Total cost of sales	—
Cash-settled call options	16	SG&A expenses(1)	8	SG&A expenses(1)	—

Total	33		54		—

2012
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(1)	(11)	SG&A expenses(1)	—

Total	74		42		—

(1)	SG&A expenses represent "Selling, general and administrative expenses".

        Net derivative losses of $9 million and net derivative gains of $43 million and $28 million, net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2014, 2013 and 2012, respectively.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in the fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2014, 2013 and 2012, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2014
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	84	Interest and other finance expense	(83)

2013
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	(34)	Interest and other finance expense	35

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships were as follows:

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2014	2013	2012
Foreign exchange contracts	Total revenues	(533)	(95)	318
	Total cost of sales	19	80	(193)
	SG&A expenses(1)	2	(1)	(3)
	Interest and other finance expense	(260)	223	68
Embedded foreign exchange contracts	Total revenues	149	101	(148)
	Total cost of sales	(27)	(10)	28
Commodity contracts	Total cost of sales	(28)	(50)	10
	Interest and other finance expense	1	1	1
Interest rate contracts	Interest and other finance expense	(1)	(3)	(1)
Cash-settled call options	Interest and other finance expense	(1)	—	—

Total		(679)	246	80

(1)	SG&A expenses represent "Selling, general and administrative expenses".

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2014
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	9	9	20	16
Commodity contracts	—	—	3	—
Interest rate contracts	—	85	—	—
Cash-settled call options	21	11	—	—

Total	30	105	23	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	156	25	369	72
Commodity contracts	4	—	19	3
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	98	58	27	17

Total	259	84	415	92

Total fair value	289	189	438	108

Thereof, subject to close-out netting agreements	164	119	399	90

	December 31, 2013
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	21	8	10	3
Commodity contracts	2	—	1	—
Interest rate contracts	—	14	—	7
Cash-settled call options	14	40	—	—

Total	37	62	11	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	272	42	121	30
Commodity contracts	6	1	15	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	57	21	55	11

Total	335	66	191	42

Total fair value	372	128	202	52

Thereof, subject to close-out netting agreements	284	63	130	40

        Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events.

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2014 and 2013, have been presented on a gross basis.